Quarterly Information - Schedule of Quarterly Information (Unaudited) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information [Line Items]
Tax benefit related to insurance recoveries	$ 18,000	$ 9,600
Deferred tax assets write-off			$ 21,800				$ 21,300
Tax benefit included in gross margin related to insurance recoveries	24,800	$ 23,300
Impairment of assets							$ 110,000
Net benefit related to tax return true-ups and state tax credits					$ 13,200
Expense related to certain legal matters					$ 22,500
Net tax benefit related to Tax Reform Act				$ 175,200				$ 175,200
Proved Producing Natural Gas Well Assets [Member]
Quarterly Financial Information [Line Items]
Impairment of assets	$ 110,000
Southland & Republic [Member]
Quarterly Financial Information [Line Items]
Inventory-related purchase accounting charges						$ 9,800